Brett Agnew Vice President- Associate General Counsel 8300 Mills Civic Parkway, West Des Moines, IA 50266 Phone: 515-327-5890 | Department Fax: 515-221-4813 bagnew @sfgmembers.com MidlandNational.com April 17, 2023 VIA EDGAR Commissioners U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549 Re: Midland National Life Insurance Company Post-Effective Amendment No. 2 to the Registration Statement on Form S-1 File No. 333-255059 Commissioners: On behalf of Midland National Life Insurance Company (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended (the “1933 Act”), the above-referenced Post-Effective Amendment No. 2 to the Registration Statement on Form S-1 (the “Amendment”). The Amendment is being filed for the purpose of including financial statements and information for the fiscal year ended December 31, 2022 and other non-material updates. We hereby represent that if the Amendment were eligible to be filed pursuant to Rule 485(b) under the 1933 Act, the Company would make the filing pursuant to Rule 485(b) because it does not include any material changes compared to the currently effective registration statement other than those that would be permitted by Rule 485(b). If we may assist you in any way in the processing of this filing, please contact the undersigned at 515-327-5890. Very truly yours, Sincerely, /s/ Brett Agnew Brett L. Agnew Vice President and Associate General Counsel